Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Accounts and notes receivable	$—	$1,854
Other receivables	1,050	2,266
Miscellaneous	3,612	1,729
Accounts payable	(10,355)	(5,110)

Summary Of Related Party Transactions
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2016, 2015 and 2014:

	Fiscal years ended December 31,
	2016	2015	2014
Food and paper (i)	$(163,536)	$(164,882)	$(199,801)
Occupancy and other operating expenses	(3,882)	(2,499)	(2,251)
Other operating expenses, net (ii)	—	—	16,986
Net interest income	47	461	1,387

(i)
Includes $40,714 of distribution fees and $122,822 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2016; $44,170 and $120,712, respectively, for the fiscal year ended December 31, 2015; and $45,143 and $154,658, respectively, for the fiscal year ended December 31, 2014.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2016 and 2015.